                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06423

                        Hilliard Lyons Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 P. O. Box 32760
                            Louisville, KY 40232-2760
               (Address of principal executive offices) (Zip code)

                              Joseph C. Curry, Jr.
                              501 South 4th Street
                              Louisville, KY 40202
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-444-1854

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.

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                       HILLIARD LYONS GROWTH FUND, INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                              September 30, 2004

COMMON STOCKS -- 100.4%
------------------------------------------------------

                                             Market
 Shares  Company                             Value
------------------------------------------------------
         INDUSTRIALS -- 2.8%
         ---------------------------------------------
17,300   Dover Corp....................... $   672,451
                                           -----------
                                               672,451

         CONSUMER DISCRETION -- 20.6%
         ---------------------------------------------
29,700** Comcast CL A.....................     838,728
21,800   Harley Davidson Inc..............   1,295,792
29,600   Home Depot Inc...................   1,160,320
14,000   Omnicom Group....................   1,022,840
19,500   Viacom Inc.......................     654,420
                                           -----------
                                             4,972,100

         CONSUMER STAPLES -- 4.7%
         ---------------------------------------------
23,500   Pepsico Inc......................   1,143,275
                                           -----------
                                             1,143,275

         FINANCIAL -- 24.0%
         ---------------------------------------------
25,371   American International Group Inc.   1,724,974
15,000   Federal Home Loan Mortgage Corp..     978,600
24,000   Morgan Stanley Dean Witter Co....   1,183,200
26,300   SEI Investments Co...............     885,784
38,600   Synovus Financial Corp...........   1,009,390
                                           -----------
                                             5,781,948

         HEALTH CARE -- 18.9%
         ---------------------------------------------
16,100   Allergan Inc.....................   1,168,055
13,300** Amgen Inc........................     753,844
14,000   Cardinal Health Inc..............     612,780
19,900   Johnson & Johnson................   1,120,967
30,000   Pfizer Inc.......................     918,000
                                           -----------
                                             4,573,646

         RETAIL & SERVICES -- 4.0%
         ---------------------------------------------
27,000   Walgreen Co...................... $   967,410
                                           -----------
                                               967,410

         INFORMATION TECHNOLOGY -- 25.4%
         ---------------------------------------------
28,000   Automatic Data Processing Inc....   1,156,960
60,000** Applied Materials Inc............     989,400
15,700   First Data Corp..................     682,950
 7,250   International Business Machines..     621,615
37,000   Microsoft Corp...................   1,023,050
28,500   Nokia Corp.......................     391,020
28,500** Waters Corp......................   1,256,850
                                           -----------
                                             6,121,845

Total Common Stocks                         24,232,675
                                           -----------

                              Market
Shares   Company              Value
---------------------------------------
OTHER ASSETS LESS LIABILITIES -- (0.4%)
                            (105,981)
                            -----------
TOTAL NET ASSETS            $24,126,694
                            ===========
Net Assets
         Investor A shares. $20,334,606
         Investor B shares.   3,792,088
                            -----------
                            $24,126,694
Shares of capital stock
         Investor A shares.     847,584
         Investor B shares.     166,468
                            -----------
                              1,014,052
Net asset value
         Investor A shares* $     23.99
                            -----------
         Investor B shares* $     22.78
                            -----------

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets for the Fund.
  *The sales load for both A and B shares and the contingent deferred sales charge for B shares were discontinued as of July 20, 2004.
 **Non-income producing security.

SECURITY VALUATION: Securities traded on a national securities exchange are valued at the last sales price. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ official closing price ("NOCP"). Securities traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations except that bonds not traded on a securities exchange nor quoted on the NASDAQ System will be valued at prices provided by a recognized pricing service unless the Adviser believes that such price does not represent a fair value. Short-term instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Other securities and assets will be valued at fair value, as determined in good faith by the Adviser under procedures established by, and under the supervision and responsibility of, the Fund's Board of Directors.

FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to

                                      2

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                       HILLIARD LYONS GROWTH FUND, INC.
                            STATEMENT OF NET ASSETS
                                  (UNAUDITED)
                              September 30, 2004

be carried forward for eight years following the year of loss and offset such losses against any future realized gains. The historical GAAP basis analysis of net assets does not materially differ from the tax basis components of net assets.

At September 30, 2004, the cost and related gross unrealized appreciation and depreciation on a book and tax basis were as follows:

                 Cost of investments for tax
                 purposes....................... $15,992,778.07
                                                 --------------
                 Gross tax unrealized
                 appreciation................... $ 9,034,881.65
                 Gross tax unrealized
                 depreciation...................     794,984.43
                                                 --------------
                 Net tax unrealized appreciation
                 on investments................. $ 8,239,897.22
                                                 ==============

OTHER:
The accounts of the Fund are kept on the accrual basis of accounting. Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
          ]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard Lyons Growth Fund, Inc.


By (Signature and Title)* /s/ James R. Allen
                          ------------------------------------------------------
                          James R. Allen, President & Chief Executive Officer (principal executive officer)

Date
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James R. Allen
                          ------------------------------------------------------
                          James R. Allen, President & Chief Executive Officer (principal executive officer)

Date
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Joseph C. Curry, Jr.
                          ------------------------------------------------------
                          Joseph C. Curry, Jr., Treasurer & Chief Financial Officer (principal financial officer)

Date
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.